Restructuring - 2024 Transformation Program (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) position	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Restructuring
Restructuring costs	€ 3,144	€ 215	€ 138
Overall expenses expected costs	3,200
Restructuring payouts	2,500
Overall estimated payouts of restructuring expenses	700
Time account balances and pension contributions transferred to insurance policies	€ 1,300
Highest
Restructuring
Expected number of positions eliminated | position	10,000